ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
15.	ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Accrued salaries, bonus and welfare expenses (i)	6,574	19,237	3,056
Advance from customers (ii)	4,003	6,191	984
Accrued advertising and consulting expenses	3,376	2,598	413
Value-added tax payable	3,843	2,397	381
Other tax payables	1,445	1,490	237
Payable for purchase of property, plant and equipment	496	726	115
Accrued professional service fees	331	—	—
Others	2,213	2,224	353

	22,281	34,863	5,539

(i)	As of December 31, 2011, the Group accrued for one-off bonuses of RMB11,638,582 (US$1,849,184) to compensate and retain certain key employees and directors for services provided in exploring strategic alternatives during the fourth quarter of 2011, which was included in selling, marketing and distribution expenses or general and administrative expenses for the year ended December 31, 2011.
(ii)	Advance from customers represents the prepayment from customers for finished goods and is non-interest bearing.